Stock-based Employee Incentive Plans	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock Incentive Plans
Stock Incentive Plans

The terms of the CVS Health 2017 Incentive Compensation Plan (“ICP”) provide for grants of annual incentive and long-term performance awards to executive officers and other officers and employees of the Company or any subsidiary of the Company, as well as equity compensation to outside directors of CVS Health. Payment of such annual incentive and long-term performance awards will be in cash, stock, other awards or other property, at the discretion of the Management Planning and Development Committee (the “MP&D Committee”) of the Company’s Board of Directors (the “Board”). The ICP allows for a maximum of 32 million shares of CVS Health common stock to be reserved and available for grants. Prior to the acquisition of Aetna in 2018, the ICP was the only compensation plan under which the Company granted stock options, restricted stock and other stock-based awards to its employees, with the exception of the Company’s Employee Stock Purchase Plan (“ESPP”). As of December 31, 2018, there were approximately 26 million shares of CVS Health common stock available for future grants under the ICP.

As of the Aetna Acquisition Date, approximately 22 million shares of Aetna common stock subject to awards outstanding under the Amended Aetna Inc. 2010 Stock Incentive Plan (“SIP”) were assumed by CVS Health. In addition, in accordance with the merger agreement, shares which were available for future issuance under the SIP were converted into approximately 32 million shares of CVS Health common stock reserved and available for issuance pursuant to future awards. As of December 31, 2018, there were approximately 32 million shares of CVS Health common stock available for future grants under the SIP.

Stock-based Compensation Expense

Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense over the requisite service period of the stock award (generally three to five years) using the straight-line method. The following table is a summary of stock-based compensation for each of the respective periods:

In millions	2018	2017	2016
Stock options and stock appreciation rights (“SARs”) (1)(2)	$70	$65	$79
Restricted stock units and performance stock units (2)	210	169	143
Total stock-based compensation	$280	$234	$222

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(1)	Includes the ESPP.

(2)
Stock-based compensation for the year ended December 31, 2018 includes $14 million and $27 million associated with accelerated vesting of SARs and restricted stock replacement awards, respectively, issued to Aetna employees who were terminated subsequent to the acquisition.

ESPP

The ESPP provides for the purchase of up to 30 million shares of common stock. Under the ESPP, beginning in 2016, eligible employees could purchase common stock at the end of each six month offering period at a purchase price equal to 90% of the lower of the fair market value on the first day or the last day of the offering period. Prior to 2016, the purchase price was equal to 85% of the lower of the fair market value on the first day or the last day of the offering period. During 2018, approximately two million shares of common stock were purchased under the provisions of the ESPP at an average price of $61.40 per share. As of December 31, 2018, approximately 9 million shares of common stock were available for issuance under the ESPP.

The fair value of stock-based compensation associated with the ESPP is estimated on the date of grant (the first day of the six month offering period) using the Black-Scholes option pricing model.

The following table is a summary of the assumptions used to value the ESPP awards for each of the respective periods:

	2018	2017	2016
Dividend yield (1)	1.45%	1.24%	0.88%
Expected volatility (2)	28.02%	22.70%	20.64%
Risk-free interest rate (3)	1.87%	0.86%	0.45%
Expected life (in years) (4)	0.5	0.5	0.5
Weighted-average grant date fair value	$12.26	$13.01	$14.98

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(1)	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)	The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.

(3)	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP purchases (i.e., six months).

(4)	The expected life is based on the semi-annual purchase period.

Restricted Stock Units and Performance Stock Units

The Company’s restricted stock units and performance stock units are considered nonvested share awards and require no payment from the employee. Vesting of the Company’s performance stock units is dependent upon the degree to which the Company achieves its performance goals, which are set at the time of grant by the MP&D Committee. For each restricted stock unit and performance share stock granted, employees receive one share of common stock, net of taxes, at the end of the vesting period. Compensation cost is recorded based on the market price of the Company’s common stock on the grant date and is recognized on a straight-line basis over the requisite service period. On November 28, 2018, the Company completed the Aetna Acquisition. All unvested Aetna performance stock unit and restricted stock unit awards as of the Aetna Acquisition Date were converted into replacement CVS Health restricted stock awards.

As of December 31, 2018, there was $491 million of total unrecognized compensation cost related to Company restricted stock units and performance stock units that are expected to vest. These costs are expected to be recognized over a weighted-average period of 2.01 years. The total fair value of restricted shares vested during 2018, 2017 and 2016 was $262 million, $175 million and $218 million, respectively.

The following table is a summary of the restricted stock unit and performance stock unit activity for the year ended December 31, 2018:

		Weighted Average
		Grant Date
Units in thousands	Units	Fair Value
Unvested at beginning of year	5,014	$86.92
Granted	10,185	$73.18
Vested	(3,757)	$68.85
Forfeited	(437)	$76.92
Unvested at end of year	11,005	$76.18

Stock Options and SARs

All stock option grants are awarded at fair value on the date of grant. The fair value of stock options is estimated using the Black-Scholes option pricing model and stock-based compensation is recognized on a straight-line basis over the requisite service period. Stock options granted generally become exercisable over a four-year period from the grant date. Stock options generally expire seven years after the grant date.

On November 28, 2018, the Company completed the Aetna Acquisition. All unvested Aetna SARs outstanding as of the Aetna Acquisition Date were converted into replacement CVS Health SARs. The replacement SARs granted will be settled in CVS Health common stock, net of taxes, based on the appreciation of the stock price on the exercise date over the market price on the date of grant. The fair value of SARs is estimated using the Black-Scholes option pricing model and stock-based compensation is recognized on a straight-line basis over the requisite service period. SARs generally become exercisable over a three-year period from the grant date. SARs generally expire ten years after the grant date.

The following table is a summary of stock option and SAR activity that occurred for the years ended December 31, 2018, 2017 and 2016:

In millions	2018	2017	2016
Cash received from stock options exercised (including ESPP)	$242	$329	$296
Payments for taxes for net share settlement of equity awards	97	71	72
Intrinsic value of stock options and SARs exercised	79	176	244
Fair value of stock options and SARs vested	324	341	298

The fair value of each stock option and SAR is estimated using the Black-Scholes option pricing model based on the following assumptions at the time of grant:

	2018	2017	2016
Dividend yield (1)	2.76%	2.56%	1.62%
Expected volatility (2)	21.27%	18.39%	17.22%
Risk-free interest rate (3)	2.77%	1.77%	1.24%
Expected life (in years) (4)	4.8	4.1	4.2
Weighted-average grant date fair value	$24.55	$9.43	$13.00

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(1)	The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)
The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)	The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.

(4)	The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

As of December 31, 2018, unrecognized compensation expense related to unvested stock options and SARs totaled $58 million, which the Company expects to be recognized over a weighted-average period of 1.2 years. After considering anticipated forfeitures, the Company expects approximately 11 million of the unvested stock options and SARs to vest over the requisite service period.
The following table is a summary of the Company’s stock option and SAR activity for the year ended December 31, 2018:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
In thousands, except weighted average exercise price and remaining contractual term		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at December 31, 2017	20,530	$75.32
Granted	7,144	$51.06
Exercised	(2,993)	$44.62
Forfeited	(908)	$86.97
Expired	(864)	$81.79
Outstanding at December 31, 2018	22,909	$71.15	4.08	$165,245
Exercisable at December 31, 2018	11,436	$72.69	2.23	$73,784
Vested at December 31, 2018 and expected to vest in the future	22,532	$71.18	4.05	$163,596